Concentrations of Risk - Schedule of Customer Concentrations Risk (Details) - Customer Concentration Risk [Member]	6 Months Ended
	Sep. 30, 2025		Mar. 31, 2025		Sep. 30, 2024
Customer A [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[1]			32.50%
Customer A [Member] | Accounts Receivable [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[2]	59.70%
Customer B [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[1]			15.50%
Customer C [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage	17.70%				13.40%
Customer D [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage	13.10%					[1]
Customer E [Member] | Accounts Receivable [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage		[2]	19.90%
Customer F [Member] | Accounts Receivable [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage	59.60%			[2]
Customer G [Member] | Accounts Receivable [Member]
Schedule of Customer Concentrations Risk [Line Items]
Concentrations risk, percentage	31.50%			[2]

[1]	Revenue from these customers is individually less than 10% of the total revenue of the Company for the respective period.
[2]	Accounts receivable from these customers is individually less than 10% of the total accounts receivable of the Company for the respective period.